Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$452,734.4	$653,580.6
Government bonds	2,188.1	3,716.1
Repurchase agreements	—	1,750.4
Commercial paper	476.8	1,123.5

	$455,399.3	$660,170.6

Deposits in banks consisted of highly liquid time deposits that w
e
re readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.